Acquisitions - Shanghai Ziji Information Technology Co., Ltd (Details) - May 11, 2020 - Shanghai Ziji Information Technology Co., Ltd. ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	USD ($)
Business Acquisition [Line Items]
Equity interest acquired	100.00%		100.00%
Allocation of purchase price to the major classes of assets and liabilities acquired
Cash and cash equivalents	¥ 15,200		$ 2,147
Other current assets	2,200		311
Other current liabilities	(14,200)		(2,005)
Acquired intangible assets:
--Software	4,133		584
--Related deferred tax liability	(1,033)		$ (147)
Total cash consideration paid	¥ 6,300	$ 890